UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
           --------------------------------------------------
Address:   2600 Michelson Drive, Suite 1700
           --------------------------------------------------
           Irvine, California  92612
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     44 20 7659 5263
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             5/14/02
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        14
                                               -------------

Form 13F Information Table Value Total:       $131,528
                                               -------------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1                                         KiCap Management (UK) LP



                                                                FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- ------------------
AT&T CORP                 ORD       001957109        32,466  2,060,000  SH                  1            2,060,000

ADELPHIA COMMUNICATIONS
 CORP                     ORD CL A  006848105         5,620    231,000  SH                  1              231,000

ECHOSTAR COMMUNICATIONS
 NEW                      ORD CL A  278762109        18,224    679,000  SH                  1              679,000

NEXTEL COMMUNICATIONS INC ORD CL A  65332V103         3,804    600,000  SH                  1              600,000

SEEBEYOND TECHNOLOGIES
 CORP                     ORD       815704101         9,692    990,000  SH                  1              990,000

USA NETWORKS INC          ORD       902984103         7,508    237,000  SH                  1              237,000

TMP WORLDWIDE INC         ORD       872941109         9,043    260,000  SH                  1              260,000

PRICE COMMUNICATIONS CORP ORD NEW   741437305         6,707    367,700  SH                  1              367,700

I2 TECHNOLOGIES INC       ORD       465754109         2,320    370,000  SH                  1              370,000

CLEAR CHANNEL
 COMMUNICATIONS           ORD       184502102         5,567    108,000  SH                  1              108,000

ALLTEL CORP               ORD       020039103        14,230    250,000  SH                  1              250,000

AOL TIME WARNER INC       ORD       00184A105        10,104    377,000  SH                  1              377,000

PRECISE SOFTWARE
 SOLUTIONS L              ORD       M41450103         5,251    220,000  SH                  1              220,000

STET HELLAS
 COMMUNICATIONS S         ADR       859823106           992    190,000  SH                  1              190,000
